Debt (Details Textual) - USD ($) $ in Millions			1 Months Ended				3 Months Ended
	Mar. 10, 2016	Jan. 13, 2016	Aug. 04, 2016	Jul. 29, 2016	Jan. 22, 2016	Sep. 30, 2014	Mar. 31, 2017	Sep. 12, 2014	May 22, 2014
Required Minimum Solvency Covenant							30.00%
Required Minimum Cash Balance							$ 23.1
Minimum Net Worth Required							$ 150.0
Short-term Debt, Refinanced, Amount		$ 20.0
Minimum [Member]
Minimum ratio of EBITDA plus a portion of cash in excess of our minimum liquidity to total interest expense							1
Cash and Cash Equivalent Percentage							5.00%
Fair market Value Percentage							130.00%
Maximum [Member]
Minimum ratio of EBITDA plus a portion of cash in excess of our minimum liquidity to total interest expense							2.25
NIBC Bank Facility [Member]
Line of Credit Facility, Maximum Borrowing Capacity								$ 13.5
Debt Instrument Maturity Period							2021
NIBC Bank Facility [Member] | LIBOR [Member]
Debt Instrument, Basis Spread on Variable Rate						2.90%
CACIB Bank Facility [Member]
Line of Credit Facility, Maximum Borrowing Capacity									$ 39.0
Debt Instrument Maturity Period							2022
CACIB Bank Facility [Member] | Tranche I [Member]
Debt Instrument, Basis Spread on Variable Rate	2.50%
CACIB Bank Facility [Member] | Additional Financing [Member]
Short-term Debt, Refinanced, Amount	$ 25.0
ABN/DVB/NIBC Joint Bank Facility [Member]
Line of Credit Facility, Maximum Borrowing Capacity		213.0
Line Of Credit Facility Maximum Borrowing Capacity Increase Amount			$ 36.6
Short-term Debt, Refinanced, Amount		$ 20.0
Debt Instrument Maturity Period			2023
ABN/DVB/NIBC Joint Bank Facility [Member] | LIBOR [Member]
Debt Instrument, Description of Variable Rate Basis		LIBOR plus 2.55%
Debt Instrument Maturity Period		2022
ABN/DVB/NIBC Joint Bank Facility [Member] | LIBOR [Member] | Tranche II [Member]
Debt Instrument, Description of Variable Rate Basis			LIBOR plus 2.75%
Nordea/SEB Joint Bank Facility [Member]
Line of Credit Facility, Maximum Borrowing Capacity		$ 151.0
Long-term Line of Credit					$ 2.3
Debt Instrument Maturity Period					2022
Nordea/SEB Joint Bank Facility [Member] | LIBOR [Member]
Debt Instrument, Description of Variable Rate Basis					LIBOR plus 2.50%
ABN AMRO Facility [Member]
Line of Credit Facility, Maximum Borrowing Capacity				$ 71.3
Debt Instrument Maturity Period				2023
ABN AMRO Facility [Member] | LIBOR [Member]
Debt Instrument, Description of Variable Rate Basis				LIBOR plus 2.75%